UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher—Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Dividend Value Fund
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.6%
	COMMON STOCKS – 99.6%
	Aerospace & Defense – 1.9%
105,463	General Dynamics Corporation	$ 23,463,408
	Banks – 19.7%
324,311	CIT Group Inc.	16,439,325
488,581	Citigroup Inc.	38,343,837
266,800	East West Bancorp Inc.	17,584,788
351,776	Home Bancshares, Inc.	8,446,142
1,652,660	Huntington BancShares Inc.	26,740,039
520,925	JPMorgan Chase & Co.	60,255,395
1,306,795	KeyCorp	27,965,413
613,376	Wells Fargo & Company	40,347,873
	Total Banks	236,122,812
	Biotechnology – 3.8%
241,701	AbbVie Inc.	27,123,686
223,444	Gilead Sciences, Inc.	18,724,607
	Total Biotechnology	45,848,293
	Capital Markets – 2.7%
334,666	Raymond James Financial Inc.	32,258,456
	Chemicals – 3.8%
95,440	Celanese Corporation, Series A	10,322,790
134,119	Eastman Chemical Company	13,301,922
97,986	PPG Industries, Inc.	11,633,878
62,062	Praxair, Inc.	10,022,392
	Total Chemicals	45,280,982
	Communications Equipment – 3.2%
912,771	Cisco Systems, Inc.	37,916,507
	Containers & Packaging – 1.5%
265,252	WestRock Company	17,673,741
	Diversified Telecommunication Services – 2.6%
824,732	AT&T Inc.	30,886,213
	Electric Utilities – 1.5%
112,160	NextEra Energy Inc.	17,768,387
	Electrical Equipment – 1.1%
100,575	Hubbell Inc.	13,673,171
NUVEEN      1

Nuveen Dividend Value Fund (continued)
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Value
	Energy Equipment & Services – 1.4%
304,283	Halliburton Company	$ 16,339,997
	Equity Real Estate Investment Trust – 2.9%
156,754	Crown Castle International Corporation	17,677,149
587,802	Park Hotels & Resorts, Inc.	16,993,356
	Total Equity Real Estate Investment Trust	34,670,505
	Food & Staples Retailing – 4.1%
210,465	CVS Health Corporation	16,561,491
303,828	Wal-Mart Stores, Inc.	32,388,065
	Total Food & Staples Retailing	48,949,556
	Food Products – 2.4%
368,867	ConAgra Foods, Inc.	14,016,946
196,908	Kraft Heinz Company	15,435,618
	Total Food Products	29,452,564
	Health Care Providers & Services – 2.0%
57,982	CIGNA Corporation	12,080,550
49,333	UnitedHealth Group Incorporated	11,681,068
	Total Health Care Providers & Services	23,761,618
	Hotels, Restaurants & Leisure – 2.0%
149,201	Hilton Worldwide Holdings Inc.	12,779,079
175,660	Six Flags Entertainment Corporation	11,867,590
	Total Hotels, Restaurants & Leisure	24,646,669
	Household Durables – 1.3%
307,296	D.R. Horton, Inc.	15,072,869
	Insurance – 5.1%
639,353	Old Republic International Corporation	13,739,696
280,604	Prudential Financial, Inc.	33,341,367
92,050	Willis Towers Watson PLC	14,771,263
	Total Insurance	61,852,326
	IT Services – 0.9%
105,023	DXC Technology Company	10,455,040
	Machinery – 0.8%
48,372	Parker Hannifin Corporation	9,743,088
	Media – 1.1%
310,330	Comcast Corporation, Class A	13,198,335
	Mortgage Real Estate Investment Trust – 1.4%
847,617	Starwood Property Trust Inc.	17,282,911
2      NUVEEN

Shares	Description (1)	Value
	Multi-Utilities – 1.7%
346,725	CenterPoint Energy, Inc.	$9,770,711
232,302	CMS Energy Corporation	10,395,514
	Total Multi-Utilities	20,166,225
	Oil, Gas & Consumable Fuels – 13.7%
435,691	Anadarko Petroleum Corporation	26,163,245
386,158	Chevron Corporation	48,404,905
394,708	HollyFrontier Company	18,930,196
958,274	Marathon Oil Corporation	17,431,004
315,738	Occidental Petroleum Corporation	23,670,878
313,946	Targa Resources Corporation	15,069,408
489,854	Williams Companies Inc.	15,376,517
	Total Oil, Gas & Consumable Fuels	165,046,153
	Personal Products – 0.9%
181,110	Unilever NV	10,412,014
	Pharmaceuticals – 3.8%
1,229,598	Pfizer Inc.	45,544,310
	Road & Rail – 1.9%
407,548	CSX Corporation	23,136,500
	Semiconductors & Semiconductor Equipment – 2.6%
263,507	QUALCOMM, Inc.	17,984,353
176,852	Xilinx, Inc.	12,913,733
	Total Semiconductors & Semiconductor Equipment	30,898,086
	Software – 1.7%
213,969	Microsoft Corporation	20,329,195
	Specialty Retail – 0.7%
160,196	Signet Jewelers Limited	8,474,368
	Technology Hardware, Storage & Peripherals – 3.0%
90,217	Apple, Inc.	15,105,032
885,894	HP Inc.	20,659,048
	Total Technology Hardware, Storage & Peripherals	35,764,080
	Tobacco – 2.4%
413,342	Altria Group, Inc.	29,074,476
	Total Long-Term Investments (cost $832,677,456)	1,195,162,855

NUVEEN      3

Nuveen Dividend Value Fund (continued)
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 0.3%
	Money Market Funds – 0.3%
4,394,970	First American Treasury Obligations Fund, Class Z	1.214% (2)	$ 4,394,970
	Total Short-Term Investments (cost $4,394,970)		4,394,970
	Total Investments (cost $837,072,426) – 99.9%		1,199,557,825
	Other Assets Less Liabilities – 0.1%		697,661
	Net Assets – 100%		$ 1,200,255,486
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,195,162,855	$ —	$ —	$1,195,162,855
Short-Term Investments:
Money Market Funds	4,394,970	—	—	4,394,970
Total	$1,199,557,825	$ —	$ —	$1,199,557,825
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of January 31, 2018.
Tax cost of investments	$837,710,379
Gross unrealized:
Appreciation	$365,262,273
Depreciation	(3,414,827)
Net unrealized appreciation (depreciation) of investments	$361,847,446
4      NUVEEN

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
NUVEEN      5

Nuveen Mid Cap Value Fund
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.1%
	COMMON STOCKS – 99.1%
	Aerospace & Defense – 2.5%
13,921	L-3 Communications Holdings, Inc.	$ 2,957,656
	Air Freight & Logistics – 1.0%
11,987	XPO Logistics, Incorporated, (2)	1,132,052
	Banks – 8.2%
33,573	East West Bancorp Inc.	2,212,796
166,523	Huntington BancShares Inc.	2,694,342
120,802	KeyCorp	2,585,163
37,497	Western Alliance Bancorporation, (2)	2,199,574
	Total Banks	9,691,875
	Building Products – 1.6%
20,653	Owens Corning	1,920,109
	Capital Markets – 7.2%
59,119	E*TRADE Financial Corporation, (2)	3,115,571
14,213	Evercore Partners Inc., Class A Shares	1,429,117
18,008	NASDAQ Stock Market, Inc.	1,457,027
26,781	Raymond James Financial Inc.	2,581,421
	Total Capital Markets	8,583,136
	Chemicals – 2.9%
12,469	Celanese Corporation, Series A	1,348,647
20,601	Eastman Chemical Company	2,043,207
	Total Chemicals	3,391,854
	Consumer Finance – 2.6%
18,322	Discover Financial Services	1,462,096
40,558	Synchrony Financial	1,609,341
	Total Consumer Finance	3,071,437
	Containers & Packaging – 2.7%
17,772	International Paper Company	1,117,148
32,199	WestRock Company	2,145,419
	Total Containers & Packaging	3,262,567
	Electric Utilities – 1.2%
26,602	Westar Energy Inc.	1,374,259
	Electrical Equipment – 1.2%
10,789	Hubbell Inc.	1,466,765
6      NUVEEN

Shares	Description (1)	Value
	Electronic Equipment, Instruments & Components – 1.0%
14,164	Arrow Electronics, Inc., (2)	$ 1,152,100
	Energy Equipment & Services – 1.6%
176,735	Superior Energy Services, Inc.	1,846,881
	Equity Real Estate Investment Trust – 7.9%
66,699	Brandywine Realty Trust	1,196,580
10,988	Digital Realty Trust Inc.	1,230,107
63,614	First Industrial Realty Trust, Inc.	1,963,128
17,909	Mid-America Apartment Communities	1,707,981
58,910	Park Hotels & Resorts, Inc.	1,703,088
55,091	Washington Real Estate Investment Trust	1,578,908
	Total Equity Real Estate Investment Trust	9,379,792
	Food Products – 2.3%
30,561	ConAgra Foods, Inc.	1,161,318
24,950	Pinnacle Foods Inc.	1,545,403
	Total Food Products	2,706,721
	Gas Utilities – 1.4%
28,885	National Fuel Gas Company	1,610,339
	Health Care Equipment & Supplies – 1.6%
14,954	Zimmer Biomet Holdings, Inc.	1,900,952
	Health Care Providers & Services – 2.4%
16,136	Centene Corporation, (2)	1,730,425
5,619	CIGNA Corporation	1,170,719
	Total Health Care Providers & Services	2,901,144
	Hotels, Restaurants & Leisure – 4.2%
15,571	Hyatt Hotels Corporation, Class A, (2)	1,265,922
59,222	MGM Resorts International Inc.	2,158,642
25,861	Norwegian Cruise Line Holdings Limited, (2)	1,570,797
	Total Hotels, Restaurants & Leisure	4,995,361
	Household Durables – 3.9%
42,514	D.R. Horton, Inc.	2,085,312
8,993	Mohawk Industries Inc., (2)	2,527,573
	Total Household Durables	4,612,885
	Independent Power & Renewable Electricity Producers – 1.4%
82,669	Vistra Energy Corporation, (2)	1,612,045
	Insurance – 4.9%
101,877	Old Republic International Corporation	2,189,336
25,799	Unum Group	1,372,249
NUVEEN      7

Nuveen Mid Cap Value Fund (continued)
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Value
	Insurance (continued)
14,051	Willis Towers Watson PLC	$ 2,254,764
	Total Insurance	5,816,349
	Internet Software & Services – 0.7%
7,016	LogMeIn Inc.	882,613
	IT Services – 2.4%
18,007	DXC Technology Company	1,792,597
60,366	First Data Corporation, Class A Shares, (2)	1,068,478
	Total IT Services	2,861,075
	Leisure Products – 0.7%
8,447	Hasbro, Inc.	798,833
	Life Sciences Tools & Services – 1.0%
16,671	Agilent Technologies, Inc.	1,224,151
	Machinery – 6.0%
7,436	Cummins Inc.	1,397,968
20,833	Dover Corporation	2,212,673
15,585	Ingersoll Rand Company Limited, Class A	1,474,809
10,315	Parker Hannifin Corporation	2,077,647
	Total Machinery	7,163,097
	Media – 0.5%
38,927	TEGNA Inc.	563,274
	Metals & Mining – 1.2%
30,738	Steel Dynamics Inc.	1,395,505
	Mortgage Real Estate Investment Trust – 1.6%
95,995	Starwood Property Trust Inc.	1,957,338
	Multi-Utilities – 2.7%
59,938	NiSource Inc.	1,479,270
32,404	Public Service Enterprise Group Incorporated	1,680,795
	Total Multi-Utilities	3,160,065
	Oil, Gas & Consumable Fuels – 7.7%
30,243	Anadarko Petroleum Corporation	1,816,092
47,033	HollyFrontier Company	2,255,703
158,688	Marathon Oil Corporation	2,886,535
41,248	Newfield Exploration Company, (2)	1,305,912
17,099	Targa Resources Corporation	820,752
	Total Oil, Gas & Consumable Fuels	9,084,994
	Pharmaceuticals – 0.9%
25,076	Mylan NV, (2)	1,074,507
8      NUVEEN

Shares	Description (1)	Value
	Real Estate Management & Development – 1.7%
13,275	Jones Lang LaSalle Inc.	$ 2,075,546
	Road & Rail – 1.1%
16,712	Genesee & Wyoming Inc., (2)	1,334,453
	Semiconductors & Semiconductor Equipment – 0.6%
17,373	Micron Technology, Inc., (2)	759,548
	Software – 3.4%
40,782	CA Technologies	1,462,035
17,009	Parametric Technology Corporation, (2)	1,236,214
10,102	Take-Two Interactive Software, Inc., (2)	1,279,620
	Total Software	3,977,869
	Specialty Retail – 2.1%
15,142	Best Buy Co., Inc.	1,106,275
26,021	Signet Jewelers Limited	1,376,511
	Total Specialty Retail	2,482,786
	Thrifts & Mortgage Finance – 1.1%
36,409	BofI Holdings, Inc., (2)	1,309,632
	Total Long-Term Investments (cost $91,266,228)	117,491,565

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 0.9%
	Money Market Funds – 0.9%
1,099,515	First American Treasury Obligations Fund, Class Z	1.214% (3)	$ 1,099,515
	Total Short-Term Investments (cost $1,099,515)		1,099,515
	Total Investments (cost $92,365,743) – 100.0%		118,591,080
	Other Assets Less Liabilities – 0.0%		7,021
	Net Assets – 100%		$ 118,598,101
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
NUVEEN      9

Nuveen Mid Cap Value Fund (continued)
Portfolio of Investments	January 31, 2018 (Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$117,491,565	$ —	$ —	$117,491,565
Short-Term Investments:
Money Market Funds	1,099,515	—	—	1,099,515
Total	$118,591,080	$ —	$ —	$118,591,080
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of January 31, 2018.
Tax cost of investments	$92,389,887
Gross unrealized:
Appreciation	$27,234,354
Depreciation	(1,033,161)
Net unrealized appreciation (depreciation) of investments	$26,201,193
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
10      NUVEEN

Nuveen Small Cap Value Fund
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.4%
	COMMON STOCKS – 98.4%
	Air Freight & Logistics – 1.0%
874,430	Air Transport Services Group Inc., (2)	$ 21,738,330
	Auto Components – 3.1%
920,672	Cooper Tire & Rubber	35,998,275
999,528	Dana Holding Corporation	32,974,429
	Total Auto Components	68,972,704
	Banks – 19.7%
698,520	Banner Corporation	37,957,577
690,025	Berkshire Hills Bancorp, Inc.	26,186,449
758,507	Cathay General Bancorp	33,177,096
730,016	Customers Bancorp Inc., (2)	22,374,990
905,553	First Busey Corporation	28,054,032
603,349	Heartland Financial USA, Inc.	32,067,999
520,863	IberiaBank Corporation, (3)	44,012,923
607,864	Preferred Bank Los Angeles	39,158,599
935,610	Renasant Corporation	40,296,723
1,660,463	Sterling Bancorp	41,096,459
644,633	Webster Financial Corporation	36,499,120
449,780	Western Alliance Bancorporation, (2)	26,384,095
459,295	Wintrust Financial Corporation	39,453,440
	Total Banks	446,719,502
	Building Products – 1.6%
951,804	Gibraltar Industries Inc., (3)	35,311,928
	Capital Markets – 1.8%
392,858	Evercore Partners Inc., Class A Shares	39,501,872
	Chemicals – 2.6%
515,995	Kraton Performance Polymers Inc., (2)	25,933,909
447,563	Minerals Technologies Inc.	33,634,359
	Total Chemicals	59,568,268
	Commercial Services & Supplies – 3.8%
314,000	Brinks Company	26,187,600
1,195,780	LSC Communications, Inc.	16,358,270
1,212,969	Quad Graphics Inc.	26,830,874
431,817	SP Plus Corporation, (2)	16,646,546
	Total Commercial Services & Supplies	86,023,290
NUVEEN      11

Nuveen Small Cap Value Fund (continued)
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Value
	Communications Equipment – 5.5%
890,402	Finisar Corporation, (2)	$15,991,620
322,721	Netgear, Inc., (2)	22,493,654
844,099	Plantronics Inc.	49,793,400
1,742,746	Radware, Limited, (2)	35,046,622
	Total Communications Equipment	123,325,296
	Construction & Engineering – 3.4%
1,208,820	Aegion Corporation, (2)	30,317,205
251,939	Emcor Group Inc.	20,477,602
1,058,964	Tutor Perini Corporation, (2)	26,209,359
	Total Construction & Engineering	77,004,166
	Diversified Telecommunication Services – 1.3%
2,693,187	Vonage Holdings Corporation, (2)	30,136,762
	Electric Utilities – 1.1%
380,116	El Paso Electric Company	19,842,055
149,087	PNM Resources Inc.	5,680,215
	Total Electric Utilities	25,522,270
	Electrical Equipment – 1.0%
299,857	Regal-Beloit Corporation	23,358,860
	Electronic Equipment, Instruments & Components – 1.0%
1,352,594	TTM Technologies, Inc., (2)	22,304,275
38,684	Vishay Intertechnology Inc.	849,114
	Total Electronic Equipment, Instruments & Components	23,153,389
	Energy Equipment & Services – 2.4%
1,399,691	Propetro Holding Corp, (2)	26,146,228
2,759,338	Superior Energy Services, Inc.	28,835,082
	Total Energy Equipment & Services	54,981,310
	Equity Real Estate Investment Trust – 6.9%
1,601,733	Brandywine Realty Trust	28,735,090
943,621	Kite Realty Group Trust	15,909,450
1,190,547	RLJ Lodging Trust	27,525,447
1,079,028	STAG Industrial Inc.	27,320,989
1,979,392	Summit Hotel Properties Inc.	30,660,782
884,822	Washington Real Estate Investment Trust	25,358,999
	Total Equity Real Estate Investment Trust	155,510,757
	Food & Staples Retailing – 0.5%
492,447	SpartanNash Co	12,000,933
	Gas Utilities – 1.3%
457,433	Spire, Inc.	30,419,294
12      NUVEEN

Shares	Description (1)	Value
	Health Care Equipment & Supplies – 1.2%
589,647	Globus Medical Inc., Class A, (2)	$ 27,147,348
	Health Care Providers & Services – 2.3%
298,804	AMN Healthcare Services Inc., (2)	16,030,835
742,462	Civitas Solutions Inc., (2)	13,030,208
608,074	Tivity Health Inc., (2)	23,562,868
	Total Health Care Providers & Services	52,623,911
	Household Durables – 1.3%
31,949	CalAtlantic Group Inc.	1,793,297
942,695	La Z Boy Inc.	28,422,254
	Total Household Durables	30,215,551
	Insurance – 4.7%
477,787	American Equity Investment Life Holding Company, (3)	15,766,971
386,586	Amerisafe, Inc.	23,485,100
371,672	Argo Group International Holdings Inc.	22,783,493
1,294,629	CNO Financial Group Inc.	31,834,927
323,032	Horace Mann Educators Corporation	13,341,222
	Total Insurance	107,211,713
	Internet Software & Services – 1.4%
1,057,268	Cars.com Incorporated, (2), (3)	31,390,287
	IT Services – 0.8%
1,156,821	Evertec Inc.	18,104,249
	Leisure Products – 1.4%
489,040	Brunswick Corporation	30,701,931
	Machinery – 3.1%
1,991,985	Milacron Holdings Corporation, (2)	37,787,955
1,083,753	NN, Incorporated	31,212,086
	Total Machinery	69,000,041
	Media – 1.0%
337,009	Meredith Corporation	22,289,775
	Metals & Mining – 2.5%
1,001,243	Commercial Metals Company	24,069,882
2,861,761	SunCoke Energy Inc.	31,765,547
	Total Metals & Mining	55,835,429
	Mortgage Real Estate Investment Trust – 1.9%
2,587,545	Invesco Mortgage Capital Inc.	42,021,731
	Multiline Retail – 1.6%
580,352	Big Lots, Inc., (3)	35,273,795
NUVEEN      13

Nuveen Small Cap Value Fund (continued)
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Value
	Multi-Utilities – 0.5%
204,925	Black Hills Corporation	$ 11,383,584
	Oil, Gas & Consumable Fuels – 3.3%
1,899,074	Callon Petroleum Company Del, (2)	21,554,490
610,371	Delek US Holdings Inc.	21,295,844
5,418,672	Scorpio Tankers Inc.	14,413,668
1,237,590	WPX Energy Inc., (2)	18,229,701
	Total Oil, Gas & Consumable Fuels	75,493,703
	Professional Services – 1.0%
517,529	Korn Ferry International	23,061,092
	Semiconductors & Semiconductor Equipment – 2.4%
2,396,215	Amkor Technology Inc., (2)	24,105,923
906,475	Cypress Semiconductor Corporation	15,672,953
147,732	MKS Instruments Inc.	15,112,984
	Total Semiconductors & Semiconductor Equipment	54,891,860
	Software – 1.5%
2,392,803	TiVo, Inc.	33,379,602
	Specialty Retail – 2.6%
848,667	Aaron's Inc.	34,701,994
707,412	Kirkland's, Inc., (2)	7,505,641
321,458	Signet Jewelers Limited	17,005,128
	Total Specialty Retail	59,212,763
	Textiles, Apparel & Luxury Goods – 0.4%
306,982	Culp Inc.	9,762,028
	Thrifts & Mortgage Finance – 4.7%
1,018,476	Flagstar Bancorp Inc., (2)	37,938,231
1,955,983	Radian Group Inc.	43,168,545
514,306	WSFS Financial Corporation	26,281,037
	Total Thrifts & Mortgage Finance	107,387,813
	Water Utilities – 0.8%
466,276	California Water Service Group	18,977,433
	Total Long-Term Investments (cost $1,988,296,370)	2,228,614,570

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 2.1%
	Money Market Funds – 2.1%
46,301,619	First American Government Obligations Fund, Class X, (4)	1.241% (5)	$ 46,301,619
	Total Investments Purchased with Collateral from Securities Lending (cost $46,301,619)		46,301,619

14      NUVEEN

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 1.5%
	Money Market Funds – 1.5%
33,584,696	First American Treasury Obligations Fund, Class Z	1.214% (5)	$ 33,584,696
	Total Short-Term Investments (cost $33,584,696)		33,584,696
	Total Investments (cost $2,068,182,685) – 102.0%		2,308,500,885
	Other Assets Less Liabilities – (2.0)%		(44,404,774)
	Net Assets – 100%		$ 2,264,096,111
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$2,228,614,570	$ —	$ —	$2,228,614,570
Investments Purchased with Collateral from Securities Lending	46,301,619	—	—	46,301,619
Short-Term Investments:
Money Market Funds	33,584,696	—	—	33,584,696
Total	$2,308,500,885	$ —	$ —	$2,308,500,885
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of January 31, 2018.
Tax cost of investments	$2,069,206,007
Gross unrealized:
Appreciation	$ 303,002,504
Depreciation	(63,707,626)
Net unrealized appreciation (depreciation) of investments	$ 239,294,878
NUVEEN      15

Nuveen Small Cap Value Fund (continued)
Portfolio of Investments	January 31, 2018 (Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $44,853,309.
(4)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(5)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
16      NUVEEN

Nuveen Mid Cap Growth Opportunities Fund
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.7%
	COMMON STOCKS – 97.2%
	Aerospace & Defense – 4.0%
51,721	L-3 Communications Holdings, Inc.	$10,988,644
137,066	Textron Inc.	8,041,662
42,771	TransDigm Group Inc., (2)	13,554,557
	Total Aerospace & Defense	32,584,863
	Air Freight & Logistics – 1.3%
108,748	XPO Logistics, Incorporated, (2)	10,270,161
	Auto Components – 3.1%
98,133	Aptiv PLC	9,310,859
186,283	BorgWarner Inc.	10,480,281
110,493	Delphi Technologies PLC	6,102,547
	Total Auto Components	25,893,687
	Banks – 1.0%
123,845	East West Bancorp Inc.	8,162,624
	Building Products – 1.2%
213,461	Masco Corporation	9,533,168
	Capital Markets – 7.5%
269,177	E*TRADE Financial Corporation, (2)	14,185,628
87,401	Moody's Corporation	14,140,607
60,073	MSCI Inc., Class A Shares	8,363,964
120,564	Raymond James Financial Inc.	11,621,164
240,634	TD Ameritrade Holding Corporation	13,424,971
	Total Capital Markets	61,736,334
	Chemicals – 2.4%
101,906	Celanese Corporation, Series A	11,022,153
20,667	Sherwin-Williams Company, (3)	8,620,412
	Total Chemicals	19,642,565
	Communications Equipment – 0.5%
15,027	Arista Networks Inc., (2)	4,144,747
	Construction Materials – 0.9%
68,890	Eagle Materials Inc.	7,719,125
	Containers & Packaging – 1.3%
175,537	Berry Plastics Corporation, (2)	10,390,035
NUVEEN      17

Nuveen Mid Cap Growth Opportunities Fund (continued)
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Value
	Electrical Equipment – 2.9%
178,355	Ametek Inc.	$13,608,487
74,610	Hubbell Inc.	10,143,229
	Total Electrical Equipment	23,751,716
	Electronic Equipment, Instruments & Components – 1.8%
155,898	Amphenol Corporation, Class A Shares	14,462,657
	Health Care Equipment & Supplies – 2.6%
43,976	Cooper Companies, Inc.	10,759,608
78,214	Insulet Corporation, (2)	5,985,718
200,016	Novocure Limited, (2), (3)	4,490,359
	Total Health Care Equipment & Supplies	21,235,685
	Health Care Providers & Services – 3.3%
126,173	Centene Corporation, (2)	13,530,792
103,981	HealthEquity, Inc., (2)	5,263,518
29,749	Humana Inc.	8,384,161
	Total Health Care Providers & Services	27,178,471
	Health Care Technology – 0.5%
116,523	Teladoc, Inc., (2), (3)	4,357,960
	Hotels, Restaurants & Leisure – 4.3%
146,301	Hilton Worldwide Holdings Inc.	12,530,681
368,150	MGM Resorts International Inc.	13,419,067
57,903	Wynn Resorts Ltd	9,588,158
	Total Hotels, Restaurants & Leisure	35,537,906
	Household Durables – 2.1%
170,527	D.R. Horton, Inc.	8,364,349
31,193	Mohawk Industries Inc., (2), (3)	8,767,105
	Total Household Durables	17,131,454
	Internet & Direct Marketing Retail – 1.0%
142,064	Liberty Ventures, (2)	8,371,832
	Internet Software & Services – 2.4%
142,712	GoDaddy, Inc., Class A Shares, (2), (3)	7,881,984
79,553	IAC/InterActiveCorp	11,532,798
	Total Internet Software & Services	19,414,782
	IT Services – 9.3%
155,394	DXC Technology Company	15,469,473
854,677	First Data Corporation, Class A Shares, (2)	15,127,783
80,057	FleetCor Technologies Inc., (2)	17,012,112
197,514	Total System Services Inc.	17,551,094
138,333	Worldpay, Inc., Class A Shares, (2)	11,109,523
	Total IT Services	76,269,985
18      NUVEEN

Shares	Description (1)	Value
	Leisure Products – 1.4%
104,769	Polaris Industries Inc., (3)	$ 11,839,945
	Life Sciences Tools & Services – 6.4%
388,492	Accelerate Diagnostics Inc., (2)	11,227,419
126,377	Agilent Technologies, Inc.	9,279,863
38,398	Illumina Inc., (2)	8,932,911
115,739	Iqvia Holdings, Inc., (2)	11,827,368
54,237	Waters Corporation, (2)	11,694,040
	Total Life Sciences Tools & Services	52,961,601
	Machinery – 6.4%
98,798	Dover Corporation	10,493,336
69,508	IDEX Corporation	9,973,008
58,049	Parker Hannifin Corporation	11,692,230
45,854	Stanley Black & Decker Inc.	7,622,310
85,049	WABCO Holdings Inc.	13,130,715
	Total Machinery	52,911,599
	Marine – 1.0%
107,038	Kirby Corporation, (2)	8,017,146
	Media – 1.2%
216,804	Liberty Sirius Group, (2)	9,758,348
	Oil, Gas & Consumable Fuels – 2.7%
66,650	Diamondback Energy	8,364,575
297,896	Parsley Energy Inc., Class A Shares, (2)	7,030,346
229,147	Williams Companies Inc.	7,192,924
	Total Oil, Gas & Consumable Fuels	22,587,845
	Road & Rail – 2.1%
86,129	J.B. Hunt Transports Services Inc.	10,406,968
62,184	Kansas City Southern Industries	7,034,876
	Total Road & Rail	17,441,844
	Semiconductors & Semiconductor Equipment – 5.8%
68,320	Lam Research Corporation	13,084,646
309,822	Marvell Technology Group Ltd.	7,228,147
109,032	Microchip Technology Incorporated	10,382,027
129,216	Microsemi Corporation, (2)	7,984,257
40,498	Monolithic Power Systems, Inc.	4,824,122
121,650	Semtech Corporation, (2)	4,355,070
	Total Semiconductors & Semiconductor Equipment	47,858,269
	Software – 9.8%
94,706	Autodesk, Inc., (2)	10,949,908
258,482	Cadence Design Systems, Inc., (2)	11,595,503
NUVEEN      19

Nuveen Mid Cap Growth Opportunities Fund (continued)
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Value
	Software (continued)
84,467	Electronic Arts Inc., (2)	$10,723,930
154,061	Parametric Technology Corporation, (2), (3)	11,197,153
96,174	Red Hat, Inc., (2)	12,635,340
87,231	ServiceNow Inc., (2), (3)	12,986,079
86,710	Take-Two Interactive Software, Inc., (2)	10,983,556
	Total Software	81,071,469
	Specialty Retail – 4.4%
186,238	CarMax, Inc., (2)	13,291,806
203,645	Ross Stores, Inc.	16,778,312
118,371	Signet Jewelers Limited	6,261,826
	Total Specialty Retail	36,331,944
	Textiles, Apparel & Luxury Goods – 1.1%
72,393	Carter's Inc.	8,708,878
	Thrifts & Mortgage Finance – 1.5%
353,465	BofI Holdings, Inc., (2)	12,714,136
	Total Common Stocks (cost $610,508,656)	799,992,781

Shares	Description (1), (4)	Value
	EXCHANGE-TRADED FUNDS – 2.5%
116,404	SPDR S&P Biotech ETF, (3)	$10,868,641
88,635	iShares NASDAQ Biotechnology ETF, (3)	10,111,481
	Total Exchange-Traded Funds (cost $19,135,459)	20,980,122
	Total Long-Term Investments (cost $629,644,115)	820,972,903

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 4.8%
	Money Market Funds – 4.8%
39,615,008	First American Government Obligations Fund, Class X, (5)	1.241% (6)	$ 39,615,008
	Total Investments Purchased with Collateral from Securities Lending (cost $39,615,008)		39,615,008

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 0.5%
	Money Market Funds – 0.5%
3,758,223	First American Treasury Obligations Fund, Class Z	1.214% (6)	$ 3,758,223
	Total Short-Term Investments (cost $3,758,223)		3,758,223
	Total Investments (cost $673,017,346) – 105.0%		864,346,134
	Other Assets Less Liabilities – (5.0)%		(41,033,433)
	Net Assets – 100%		$ 823,312,701
20      NUVEEN

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$799,992,781	$ —	$ —	$799,992,781
Exchange-Traded Funds	20,980,122	—	—	20,980,122
Investments Purchased with Collateral from Securities Lending	39,615,008	—	—	39,615,008
Short-Term Investments:
Money Market Funds	3,758,223	—	—	3,758,223
Total	$864,346,134	$ —	$ —	$864,346,134
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of January 31, 2018.
Tax cost of investments	$676,338,298
Gross unrealized:
Appreciation	$192,577,387
Depreciation	(4,569,551)
Net unrealized appreciation (depreciation) of investments	$188,007,836
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $38,205,377.
(4)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(6)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
ETF	Exchange-Traded Fund
SPDR	Standard & Poor's Depositary Receipt
NUVEEN      21

Nuveen Small Cap Growth Opportunities Fund
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.1%
	COMMON STOCKS – 97.6%
	Aerospace & Defense – 2.6%
126,073	Kratos Defense & Security Solutions Inc., (2)	$1,438,493
25,333	Mercury Computer Systems Inc., (2)	1,216,491
	Total Aerospace & Defense	2,654,984
	Banks – 5.6%
49,396	Cathay General Bancorp	2,160,581
55,892	Home Bancshares, Inc.	1,341,967
12,704	Texas Capital BancShares, Inc., (2)	1,204,339
17,228	Western Alliance Bancorporation, (2)	1,010,595
	Total Banks	5,717,482
	Biotechnology – 7.2%
3,782	AveXis, Incorporated, (2)	467,947
8,077	Blueprint Medicines Corporation, (2)	635,256
18,328	EXACT Sciences Corporation, (2)	911,085
39,378	Fate Therapeutics, Inc, (2)	359,915
11,373	FibroGen, Inc., (2)	665,889
23,846	Halozyme Therapeutics, Inc., (2)	445,443
7,165	Ligand Pharmaceuticals, Inc., (2)	1,129,347
4,921	Loxo Oncology Inc., (2)	499,334
8,171	Portola Pharmaceuticals Inc, (2)	419,254
21,246	Repligen Corporation, (2)	751,471
5,501	Sage Therapeutics, Inc., (2)	1,044,090
	Total Biotechnology	7,329,031
	Building Products – 3.7%
39,654	Continental Building Products Inc, (2)	1,128,156
34,719	Gibraltar Industries Inc.	1,288,075
35,927	Jeld-Wen Holding, Inc, (2)	1,411,213
	Total Building Products	3,827,444
	Capital Markets – 1.7%
17,747	Evercore Partners Inc., Class A Shares	1,784,461
	Chemicals – 5.0%
57,287	Ferro Corporation	1,347,390
38,284	GCP Applied Technologies, Inc, (2)	1,278,686
21,738	Ingevity Corporation, (2), (3)	1,577,092
21,811	PolyOne Corporation	947,906
	Total Chemicals	5,151,074
22      NUVEEN

Shares	Description (1)	Value
	Commercial Services & Supplies – 2.9%
67,047	Interface, Inc.	$1,672,823
17,039	MSA Safety Inc.	1,334,324
	Total Commercial Services & Supplies	3,007,147
	Communications Equipment – 1.7%
28,736	Plantronics Inc.	1,695,137
	Construction & Engineering – 1.4%
27,716	MasTec Inc, (2)	1,480,034
	Diversified Consumer Services – 1.2%
13,211	Grand Canyon Education Inc, (2)	1,228,491
	Electronic Equipment, Instruments & Components – 0.9%
3,626	Coherent Inc., (2)	941,020
	Health Care Equipment & Supplies – 7.1%
60,981	AtriCure, Inc., (2)	994,600
40,255	Cardiovascular Systems, Inc., (2)	994,701
22,781	Insulet Corporation, (2)	1,743,430
55,894	K2M Group Holdings Inc., (2)	1,177,687
36,558	Merit Medical Systems, Inc., (2)	1,698,119
28,440	Novocure Limited, (2), (3)	638,478
	Total Health Care Equipment & Supplies	7,247,015
	Health Care Providers & Services – 3.5%
24,736	AMN Healthcare Services Inc., (2)	1,327,086
20,095	HealthEquity, Inc., (2)	1,017,209
20,402	LHC Group, Inc., (2)	1,281,246
	Total Health Care Providers & Services	3,625,541
	Health Care Technology – 1.4%
38,829	Teladoc, Inc., (2), (3)	1,452,205
	Hotels, Restaurants & Leisure – 4.4%
40,573	Chuy's Holdings Inc, (2)	1,075,184
22,691	Dave & Buster's Entertainment Inc., (2)	1,066,477
1,006	Marcus Corporation	26,156
34,345	Planet Fitness Inc, Class A Shares, (2)	1,159,487
24,891	Wingstop Inc, (3)	1,203,729
	Total Hotels, Restaurants & Leisure	4,531,033
	Household Durables – 1.2%
16,490	Installed Building Products Inc, (2)	1,186,455
	Internet Software & Services – 4.4%
26,985	Mimecast Limited, (2)	829,789
38,849	MINDBODY, Inc., Class A Shares, (2)	1,365,542
NUVEEN      23

Nuveen Small Cap Growth Opportunities Fund (continued)
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Value
	Internet Software & Services (continued)
96,162	Quotient Technology Inc., (2)	$1,134,712
44,646	Twilio, Inc, Class A Shares, (2), (3)	1,171,511
	Total Internet Software & Services	4,501,554
	IT Services – 2.7%
13,878	EPAM Systems Inc, (2)	1,630,388
18,959	Interxion Holdings NV, (2)	1,189,677
	Total IT Services	2,820,065
	Leisure Products – 0.7%
23,016	Malibu Boats Inc., Class A Shares, (2)	765,512
	Life Sciences Tools & Services – 1.0%
34,960	Accelerate Diagnostics Inc., (2)	1,010,344
	Machinery – 2.6%
33,820	Kennametal Inc.	1,649,740
46,880	Welbilt Incorporation, (2)	1,045,424
	Total Machinery	2,695,164
	Media – 0.8%
10,547	Nexstar Broadcasting Group, Inc, Class A Shares	792,080
	Multiline Retail – 2.4%
22,512	Big Lots, Inc.	1,368,279
19,100	Ollie's Bargain Outlet Holdings, Inc, (2)	1,061,005
	Total Multiline Retail	2,429,284
	Oil, Gas & Consumable Fuels – 1.9%
58,877	Callon Petroleum Company Del, (2)	668,254
31,764	RSP Permian Inc, (2)	1,260,395
	Total Oil, Gas & Consumable Fuels	1,928,649
	Pharmaceuticals – 3.8%
35,893	Intersect ENT, Inc., (2)	1,340,604
13,477	Nektar Therapeutics, (2)	1,126,812
13,006	Pacira Pharmaceuticals, Inc, (2)	473,418
22,709	Prestige Brands Holdings Inc, (2)	949,917
	Total Pharmaceuticals	3,890,751
	Professional Services – 1.0%
23,891	Korn Ferry International	1,064,583
	Road & Rail – 3.0%
33,043	Knight-Swift Transportation Holdings Inc, Class A Shares	1,645,211
34,194	Werner Enterprises, Inc	1,391,696
	Total Road & Rail	3,036,907
24      NUVEEN

Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment – 4.6%
17,469	MKS Instruments Inc.	$1,787,079
14,029	Monolithic Power Systems, Inc.	1,671,134
35,569	Semtech Corporation, (2)	1,273,370
	Total Semiconductors & Semiconductor Equipment	4,731,583
	Software – 8.6%
18,854	Aspen Technology Inc, (2)	1,460,242
25,663	CommVault Systems, Inc, (2)	1,369,121
16,931	Proofpoint, Incorporated, (2)	1,727,301
23,273	Rapid7 Inc., (2)	558,086
26,775	RealPage Inc, (2)	1,332,056
61,164	Sailpoint Technologies Holdings, (2)	1,023,274
23,868	Varonis Systems Inc, (2)	1,296,032
591,081	VideoPropulsion Inc, (2), (4)	1
	Total Software	8,766,113
	Specialty Retail – 2.0%
25,580	Aaron's Inc.	1,045,966
6,711	Children's Place Retail Stores Inc	1,005,308
	Total Specialty Retail	2,051,274
	Technology Hardware, Storage & Peripherals – 1.4%
72,744	Pure Storage Inc, Class A Shares, (2)	1,465,064
	Textiles, Apparel & Luxury Goods – 1.0%
21,821	Steven Madden Limited, (2)	1,008,130
	Thrifts & Mortgage Finance – 1.3%
28,811	Essent Group Limited, (2)	1,340,288
	Trading Companies & Distributors – 2.0%
45,565	BMC Stock Holdings Inc, (2)	1,020,656
55,088	MRC Global Inc, (2)	990,482
	Total Trading Companies & Distributors	2,011,138
	Water Utilities – 0.9%
38,683	Evoqua Water Technologies Co, (2)	884,293
	Total Common Stocks (cost $79,381,744)	100,051,330

Shares	Description (1), (5)	Value
	EXCHANGE-TRADED FUNDS – 1.5%
2,638	iShares Russell 2000 Growth ETF, (3)	$511,112
10,918	SPDR S&P Biotech ETF, (3)	1,019,414
	Total Exchange-Traded Funds (cost $1,542,890)	1,530,526
	Total Long-Term Investments (cost $80,924,634)	101,581,856

NUVEEN      25

Nuveen Small Cap Growth Opportunities Fund (continued)
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 4.6%
	Money Market Funds – 4.6%
4,727,433	First American Government Obligations Fund, Class X, (6)	1.241% (7)	$ 4,727,433
	Total Investments Purchased with Collateral from Securities Lending (cost $4,727,433)		4,727,433

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 0.7%
	Money Market Funds – 0.7%
716,942	First American Treasury Obligations Fund, Class Z	1.214% (7)	$ 716,942
	Total Short-Term Investments (cost $716,942)		716,942
	Total Investments (cost $86,369,009) – 104.4%		107,026,231
	Other Assets Less Liabilities – (4.4)%		(4,549,965)
	Net Assets – 100%		$ 102,476,266
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$100,051,329	$ —	$ 1	$100,051,330
Exchange-Traded Funds	1,530,526	—	—	1,530,526
Investments Purchased with Collateral from Securities Lending	4,727,433	—	—	4,727,433
Short-Term Investments:
Money Market Funds	716,942	—	—	716,942
Total	$107,026,230	$ —	$ 1	$107,026,231
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of January 31, 2018.
26      NUVEEN

Tax cost of investments	$86,668,871
Gross unrealized:
Appreciation	$22,471,230
Depreciation	(2,113,870)
Net unrealized appreciation (depreciation) of investments	$20,357,360
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $4,657,041.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(7)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
ETF	Exchange-Traded Fund
SPDR	Standard & Poor's Depositary Receipt
NUVEEN      27

Nuveen Large Cap Select Fund
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.1%
	COMMON STOCKS – 99.1%
	Aerospace & Defense – 3.0%
2,063	Boeing Company	$731,065
3,842	Lockheed Martin Corporation	1,363,334
	Total Aerospace & Defense	2,094,399
	Air Freight & Logistics – 1.3%
9,775	XPO Logistics, Incorporated, (2)	923,151
	Airlines – 1.5%
18,352	Delta Air Lines, Inc.	1,041,843
	Automobiles – 1.1%
17,977	General Motors Company	762,405
	Banks – 12.3%
67,424	Bank of America Corporation	2,157,568
30,147	Citigroup Inc.	2,365,937
25,815	JPMorgan Chase & Co.	2,986,021
55,886	KeyCorp	1,195,960
	Total Banks	8,705,486
	Biotechnology – 7.8%
13,594	AbbVie Inc.	1,525,519
7,754	Alexion Pharmaceuticals Inc., (2)	925,207
2,934	Biogen Inc., (2)	1,020,475
14,178	Gilead Sciences, Inc.	1,188,116
5,067	Vertex Pharmaceuticals Inc., (2)	845,530
	Total Biotechnology	5,504,847
	Building Products – 1.0%
7,238	Owens Corning	672,917
	Capital Markets – 3.8%
34,906	E*TRADE Financial Corporation, (2)	1,839,546
8,330	Raymond James Financial Inc.	802,929
	Total Capital Markets	2,642,475
	Chemicals – 1.0%
7,401	Eastman Chemical Company	734,031
	Containers & Packaging – 1.0%
10,945	WestRock Company	729,265
28      NUVEEN

Shares	Description (1)	Value
	Electric Utilities – 1.0%
18,285	Exelon Corporation	$ 704,155
	Electrical Equipment – 1.2%
6,188	Hubbell Inc.	841,259
	Energy Equipment & Services – 1.6%
21,215	Halliburton Company	1,139,246
	Food & Staples Retailing – 4.7%
11,383	CVS Health Corporation	895,728
22,566	Wal-Mart Stores, Inc.	2,405,536
	Total Food & Staples Retailing	3,301,264
	Food Products – 2.1%
18,796	ConAgra Foods, Inc.	714,248
10,163	Kraft Heinz Company	796,678
	Total Food Products	1,510,926
	Health Care Providers & Services – 5.2%
7,251	CIGNA Corporation	1,510,746
17,908	Express Scripts, Holding Company, (2)	1,417,956
2,651	Humana Inc.	747,131
	Total Health Care Providers & Services	3,675,833
	Hotels, Restaurants & Leisure – 2.3%
8,888	Hyatt Hotels Corporation, Class A, (2)	722,594
25,160	MGM Resorts International Inc.	917,082
	Total Hotels, Restaurants & Leisure	1,639,676
	Household Durables – 1.1%
2,824	Mohawk Industries Inc., (2)	793,713
	Insurance – 2.1%
12,401	Prudential Financial, Inc.	1,473,487
	Internet Software & Services – 3.4%
2,034	Alphabet Inc., Class A, (2)	2,404,635
	IT Services – 6.3%
10,374	DXC Technology Company	1,032,732
42,601	First Data Corporation, Class A Shares, (2)	754,038
4,781	FleetCor Technologies Inc., (2)	1,015,962
9,710	MasterCard, Inc.	1,640,990
	Total IT Services	4,443,722
	Machinery – 2.6%
6,864	Caterpillar Inc.	1,117,322
3,840	Cummins Inc.	721,920
	Total Machinery	1,839,242
NUVEEN      29

Nuveen Large Cap Select Fund (continued)
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels – 6.6%
33,599	Anadarko Petroleum Corporation	$2,017,620
12,899	HollyFrontier Company	618,636
14,957	Occidental Petroleum Corporation	1,121,326
17,900	Targa Resources Corporation	859,200
	Total Oil, Gas & Consumable Fuels	4,616,782
	Pharmaceuticals – 3.3%
13,868	Mylan NV, (2)	594,244
45,817	Pfizer Inc.	1,697,061
	Total Pharmaceuticals	2,291,305
	Road & Rail – 1.3%
15,840	CSX Corporation	899,237
	Semiconductors & Semiconductor Equipment – 3.7%
4,973	Broadcom Limited	1,233,453
3,877	Monolithic Power Systems, Inc.	461,828
13,764	QUALCOMM, Inc.	939,393
	Total Semiconductors & Semiconductor Equipment	2,634,674
	Software – 7.4%
5,423	Adobe Systems Incorporated, (2)	1,083,298
37,180	Microsoft Corporation	3,532,472
5,026	VMware Inc., (2), (3)	622,169
	Total Software	5,237,939
	Specialty Retail – 2.9%
18,494	Best Buy Co., Inc.	1,351,172
12,924	Signet Jewelers Limited	683,679
	Total Specialty Retail	2,034,851
	Technology Hardware, Storage & Peripherals – 6.5%
21,023	Apple, Inc.	3,519,881
46,575	HP Inc.	1,086,129
	Total Technology Hardware, Storage & Peripherals	4,606,010
	Total Long-Term Investments (cost $63,665,127)	69,898,775

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.9%
	Money Market Funds – 0.9%
603,219	First American Government Obligations Fund, Class X, (4)	1.241% (5)	$ 603,219
	Total Investments Purchased with Collateral from Securities Lending (cost $603,219)		603,219

30      NUVEEN

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 0.7%
	Money Market Funds – 0.7%
532,445	First American Treasury Obligations Fund, Class Z	1.214% (5)	$ 532,445
	Total Short-Term Investments (cost $532,445)		532,445
	Total Investments (cost $64,800,791) – 100.7%		71,034,439
	Other Assets Less Liabilities – (0.7)%		(511,332)
	Net Assets – 100%		$ 70,523,107
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$69,898,775	$ —	$ —	$69,898,775
Investments Purchased with Collateral from Securities Lending	603,219	—	—	603,219
Short-Term Investments:
Money Market Funds	532,445	—	—	532,445
Total	$71,034,439	$ —	$ —	$71,034,439
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of January 31, 2018.
Tax cost of investments	$64,808,893
Gross unrealized:
Appreciation	$ 6,760,861
Depreciation	(535,315)
Net unrealized appreciation (depreciation) of investments	$ 6,225,546
NUVEEN      31

Nuveen Large Cap Select Fund (continued)
Portfolio of Investments	January 31, 2018 (Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $615,855.
(4)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(5)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
32      NUVEEN

Nuveen Small Cap Select Fund
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.2%
	COMMON STOCKS – 99.2%
	Aerospace & Defense – 1.4%
155,095	Kratos Defense & Security Solutions Inc.	$ 1,769,634
	Auto Components – 1.2%
40,360	Cooper Tire & Rubber	1,578,076
	Banks – 14.0%
26,998	Banner Corporation	1,467,071
33,723	Cathay General Bancorp	1,475,044
40,921	Customers Bancorp Inc., (2)	1,254,229
32,713	Glacier Bancorp, Inc.	1,283,004
52,534	Home Bancshares, Inc.	1,261,341
18,990	IberiaBank Corporation	1,604,655
27,806	Preferred Bank Los Angeles	1,791,263
44,213	Renasant Corporation	1,904,254
70,000	Sterling Bancorp	1,732,500
29,021	Webster Financial Corporation	1,643,169
22,000	Western Alliance Bancorporation	1,290,520
15,600	Wintrust Financial Corporation	1,340,040
	Total Banks	18,047,090
	Biotechnology – 4.4%
3,024	AveXis, Incorporated	374,160
3,104	Bluebird Bio Inc., (2)	636,010
6,377	Blueprint Medicines Corporation	501,551
27,993	Emergent BioSolutions, Inc, (2)	1,365,778
11,472	EXACT Sciences Corporation	570,273
8,332	FibroGen, Inc.	487,839
2,844	Ligand Pharmaceuticals, Inc., (3)	448,271
6,310	Portola Pharmaceuticals Inc	323,766
3,665	Sage Therapeutics, Inc.	695,617
4,934	Sarepta Therapeutics Inc., (2)	323,374
	Total Biotechnology	5,726,639
	Building Products – 2.9%
48,770	Gibraltar Industries Inc.	1,809,367
49,558	Jeld-Wen Holding, Inc, (3)	1,946,638
	Total Building Products	3,756,005
	Capital Markets – 1.6%
20,660	Evercore Partners Inc., Class A Shares	2,077,363
NUVEEN      33

Nuveen Small Cap Select Fund (continued)
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Value
	Chemicals – 2.7%
68,219	Ferro Corporation	$1,604,511
25,050	Ingevity Corporation	1,817,377
	Total Chemicals	3,421,888
	Commercial Services & Supplies – 2.3%
64,505	Interface, Inc.	1,609,400
17,320	MSA Safety Inc.	1,356,329
	Total Commercial Services & Supplies	2,965,729
	Communications Equipment – 2.5%
20,533	Netgear, Inc., (2)	1,431,150
30,000	Plantronics Inc.	1,769,700
	Total Communications Equipment	3,200,850
	Construction & Engineering – 1.5%
35,448	MasTec Inc	1,892,923
	Electric Utilities – 1.1%
20,257	ALLETE Inc	1,467,417
	Electrical Equipment – 1.0%
17,000	Regal-Beloit Corporation	1,324,300
	Electronic Equipment, Instruments & Components – 1.4%
20,775	Belden Inc.	1,761,097
	Energy Equipment & Services – 1.2%
148,000	Superior Energy Services, Inc.	1,546,600
	Equity Real Estate Investment Trust – 4.4%
52,249	Kite Realty Group Trust	880,918
60,687	Select Income REIT	1,356,962
46,779	STAG Industrial Inc.	1,184,444
141,990	Summit Hotel Properties Inc.	2,199,425
	Total Equity Real Estate Investment Trust	5,621,749
	Gas Utilities – 0.7%
12,794	Southwest Gas Holdings, Inc.	941,383
	Health Care Equipment & Supplies – 0.8%
49,125	K2M Group Holdings Inc.	1,035,064
	Health Care Providers & Services – 4.2%
21,041	Almost Family, Inc., (2)	1,200,389
29,794	AMN Healthcare Services Inc.	1,598,448
26,001	Encompass Health Corporation	1,375,973
39,653	Premier Inc., Class A, (2)	1,286,740
	Total Health Care Providers & Services	5,461,550
34      NUVEEN

Shares	Description (1)	Value
	Hotels, Restaurants & Leisure – 3.3%
51,732	Chuy's Holdings Inc	$1,370,898
27,900	Dave & Buster's Entertainment Inc.	1,311,300
1,916	Marcus Corporation	49,816
45,850	Planet Fitness Inc, Class A Shares, (3)	1,547,896
	Total Hotels, Restaurants & Leisure	4,279,910
	Household Durables – 0.7%
31,000	La Z Boy Inc.	934,650
	Insurance – 2.3%
44,051	American Equity Investment Life Holding Company	1,453,683
61,488	CNO Financial Group Inc.	1,511,990
	Total Insurance	2,965,673
	Internet Software & Services – 3.0%
35,800	MINDBODY, Inc., Class A Shares	1,258,370
99,200	Quotient Technology Inc.	1,170,560
56,697	Twilio, Inc, Class A Shares, (3)	1,487,729
	Total Internet Software & Services	3,916,659
	IT Services – 1.1%
11,788	EPAM Systems Inc	1,384,854
	Leisure Products – 1.6%
11,247	Brunswick Corporation	706,087
39,500	Malibu Boats Inc., Class A Shares	1,313,770
	Leisure Products	2,019,857
	Life Sciences Tools & Services – 2.7%
38,444	Accelerate Diagnostics Inc.	1,111,032
41,000	Cambrex Corporation, (2)	2,310,350
	Total Life Sciences Tools & Services	3,421,382
	Machinery – 2.6%
37,067	Kennametal Inc.	1,808,128
68,072	Welbilt Incorporation	1,518,006
	Total Machinery	3,326,134
	Media – 0.7%
12,500	Nexstar Broadcasting Group, Inc, Class A Shares	938,750
	Mortgage Real Estate Investment Trust – 1.2%
212,544	MFA Mortgage Investments, Inc.	1,521,815
	Multiline Retail – 1.3%
26,475	Big Lots, Inc.	1,609,151
	Oil, Gas & Consumable Fuels – 2.3%
159,172	Callon Petroleum Company Del	1,806,602
NUVEEN      35

Nuveen Small Cap Select Fund (continued)
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
34,000	Delek US Holdings Inc.	$ 1,186,260
	Total Oil, Gas & Consumable Fuels	2,992,862
	Paper & Forest Products – 1.0%
38,471	KapStone Paper and Packaging Corp	1,332,635
	Pharmaceuticals – 3.3%
114,572	Horizon Pharma Inc, (2)	1,667,022
9,051	Nektar Therapeutics	756,754
14,634	Pacira Pharmaceuticals, Inc	532,678
32,000	Prestige Brands Holdings Inc	1,338,560
	Total Pharmaceuticals	4,295,014
	Professional Services – 1.2%
33,304	Korn Ferry International	1,484,026
	Road & Rail – 2.5%
31,975	Knight-Swift Transportation Holdings Inc, Class A Shares	1,592,035
39,100	Werner Enterprises, Inc	1,591,370
	Total Road & Rail	3,183,405
	Semiconductors & Semiconductor Equipment – 3.9%
16,793	MKS Instruments Inc.	1,717,924
15,300	Monolithic Power Systems, Inc.	1,822,536
40,250	Semtech Corporation	1,440,950
	Total Semiconductors & Semiconductor Equipment	4,981,410
	Software – 6.2%
27,531	CommVault Systems, Inc	1,468,779
17,098	Proofpoint, Incorporated	1,744,338
28,013	Rapid7 Inc.	671,752
75,764	Sailpoint Technologies Holdings	1,267,531
98,200	TiVo, Inc.	1,369,890
26,000	Varonis Systems Inc	1,411,800
	Total Software	7,934,090
	Specialty Retail – 2.2%
39,100	Aaron's Inc.	1,598,799
8,400	Children's Place Retail Stores Inc	1,258,320
	Total Specialty Retail	2,857,119
	Technology Hardware, Storage & Peripherals – 1.1%
71,500	Pure Storage Inc, Class A Shares	1,440,010
	Textiles, Apparel & Luxury Goods – 1.4%
38,638	Steven Madden Limited	1,785,076
36      NUVEEN

Shares	Description (1)	Value
	Thrifts & Mortgage Finance – 1.5%
88,700	Radian Group Inc.	$ 1,957,609
	Trading Companies & Distributors – 2.0%
59,775	BMC Stock Holdings Inc	1,338,960
70,041	MRC Global Inc	1,259,337
	Total Trading Companies & Distributors	2,598,297
	Water Utilities – 0.8%
47,724	Evoqua Water Technologies Co	1,090,971
	Total Long-Term Investments (cost $101,335,978)	127,846,716

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 1.3%
	Money Market Funds – 1.3%
1,705,509	First American Government Obligations Fund, Class X, (4)	1.241% (5)	$ 1,705,509
	Total Investments Purchased with Collateral from Securities Lending (cost $1,705,509)		1,705,509

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 1.1%
	Money Market Funds – 1.1%
1,390,618	First American Treasury Obligations Fund, Class Z	1.214% (5)	$ 1,390,618
	Total Short-Term Investments (cost $1,390,618)		1,390,618
	Total Investments (cost $104,432,105) – 101.6%		130,942,843
	Other Assets Less Liabilities – (1.6)%		(2,090,440)
	Net Assets – 100%		$ 128,852,403
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
NUVEEN      37

Nuveen Small Cap Select Fund (continued)
Portfolio of Investments	January 31, 2018 (Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$127,846,716	$ —	$ —	$127,846,716
Investments Purchased with Collateral from Securities Lending	1,705,509	—	—	1,705,509
Short-Term Investments:
Money Market Funds	1,390,618	—	—	1,390,618
Total	$130,942,843	$ —	$ —	$130,942,843
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of January 31, 2018.
Tax cost of investments	$105,456,118
Gross unrealized:
Appreciation	$ 29,466,056
Depreciation	(3,979,331)
Net unrealized appreciation (depreciation) of investments	$ 25,486,725
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,667,795.
(4)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(5)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
REIT	Real Estate Investment Trust
38      NUVEEN

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: March 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: March 29, 2018